Basis of Presentation and Summary of Significant Accounting Policies - Revenue recognition standard, statements of financial position (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2017	Jan. 01, 2016
ASSETS
Current receivables, net		$ 2,564	$ 6,015
Inventories, net		3,166	4,507
Contract and other deferred assets		1,509	2,044
Deferred income taxes		586	715
LIABILITIES AND EQUITY
Progress collections and deferred income		2,038	1,775	$ 2,757
All other current liabilities		1,151	2,038
All other liabilities		425	889
Baker Hughes, a GE company equity		14,113	14,277
Noncontrolling interests		167	24,133
Effect of adoption, quantification		(432)
ASU 2014-09 | Difference between revenue guidance in effect before and after Topic 606
ASSETS
Current receivables, net		1	1
Inventories, net		(58)	(83)
Contract and other deferred assets		(458)	(701)
Deferred income taxes		260	233
LIABILITIES AND EQUITY
Accounts Payable		(2)	0
Progress collections and deferred income		442	394
All other current liabilities		(50)	(64)
Deferred income taxes		0	(34)
All other liabilities		(70)	(83)
Baker Hughes, a GE company equity		(575)	(432)
Noncontrolling interests		$ 0	$ (331)
Retained Loss
LIABILITIES AND EQUITY
Effect of adoption, quantification	$ 25
Non-controlling Interests
LIABILITIES AND EQUITY
Effect of adoption, quantification	$ 42